Note 7 - Equity Compensation (Tables)	3 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
	Three Months Ended March 31,
	2015		2014
		Weighted		Weighted
		Average		Average
		Grant		Grant
	Number	Date Fair	Number	Date Fair
	of Units	Value / Unit	of Units	Value / Unit

Units at January 1	158,353	$18.11	-	$-
Units granted	168,070	13.42	116,843	17.22
Units vested and issued	(3,634)	(18.61)	-	-
Units forfeited	(4,372)	(18.10)	-	-
Units at March 31	318,417	15.63	116,843	17.22